Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Operating Segments
The relevant segment reporting as of the indicated dates is as follows:

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
Net Income from interest	1,461,943,165	260,608,702	8,101,150	(240,419)	(2,726,778)	1,727,685,820
Net fee Income	291,308,376	186,248,020	—	3,946,005	(10,071,566)	471,430,835
Net Income from Financial Instruments measured at fair value through Profit or Loss	116,826,823	96,839,582	(11,615,003)	66,944,095	4,902,244	273,897,741
Income from Derecognition of Assets Measured at Amortized Cost	42,347,453	(247,465)	—	7,053	—	42,107,041
Exchange rate Differences on Foreign Currency	532,622,795	4,934,354	54,441,086	20,574,870	—	612,573,105
Other Operating Income	278,827,435	39,256,149	11,956,374	59,218,160	(7,497,114)	381,761,004
Insurance Business Result	—	—	21,244,700	—	15,098,338	36,343,038
Impairment Charge	(125,750,326)	(64,933,672)	1,184	—	—	(190,682,814)
Personnel Expenses	(251,554,961)	(77,675,268)	(12,732,861)	(9,496,591)	—	(351,459,681)
Administrative Expenses	(204,566,843)	(76,730,350)	(6,852,605)	(7,899,968)	825,369	(295,224,397)
Depreciation Expenses	(70,120,173)	(12,177,651)	(1,210,764)	(770,000)	—	(84,278,588)
Other Operating Expenses	(410,391,059)	(105,020,142)	(35,547,025)	(14,609,835)	1,682	(565,566,379)
Loss on net monetary position	(1,223,843,712)	(225,076,997)	(19,458,601)	(50,127,295)	—	(1,518,506,605)
Operating Income	437,648,973	26,025,262	8,327,635	67,546,075	532,175	540,080,120
Share of profit from Associates and Joint Ventures	(1,946,669)	—	4,876,658	—	—	2,929,989
Income before Taxes from Continuing Operations	435,702,304	26,025,262	13,204,293	67,546,075	532,175	543,010,109
Income Tax from Continuing Operations	(155,272,782)	(12,298,583)	(1,828,830)	(36,440,286)	—	(205,840,481)
Net Income from Continuing Operations	280,429,522	13,726,679	11,375,463	31,105,789	532,175	337,169,628
Net Income for the Year	280,429,522	13,726,679	11,375,463	31,105,789	532,175	337,169,628
Other Comprehensive Income (Loss)	—	473,099	198,482	871,090	—	1,542,671
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	280,429,522	14,199,778	11,576,460	31,976,879	532,175	338,714,814
Net Income for the Year Attributable to Non-controlling Interests	—	—	(2,515)	—	—	(2,515)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
Net Income from interest	240,461,814	209,707,226	29,839,442	1,475,281	(6,536,244)	474,947,519
Net fee Income	255,931,705	175,334,452	—	72,803	(9,262,528)	422,076,432
Net Income from Financial Instruments measured at fair value through Profit or Loss	997,642,066	41,654,951	(20,148,716)	26,724,671	7,032,117	1,052,905,089
Income from Derecognition of Assets Measured at Amortized Cost	1,912,283	(51,825)	—	—	—	1,860,458
Exchange rate Differences on Foreign Currency	60,255,103	(407,063)	14,079	2,804,148	—	62,666,267
Other Operating Income	154,698,888	35,795,456	5,197,185	42,121,101	(8,029,042)	229,783,588
Insurance Business Result	—	—	24,639,180	—	15,435,857	40,075,037
Impairment Charge	(110,110,570)	(53,187,621)	3,746	—	—	(163,294,445)
Personnel Expenses	(208,152,430)	(76,069,669)	(11,533,982)	(5,971,322)	—	(301,727,403)
Administrative Expenses	(197,356,606)	(69,712,621)	(5,905,239)	(8,068,006)	1,649,430	(279,393,042)
Depreciation Expenses	(69,133,836)	(15,617,031)	(1,742,818)	(317,875)	—	(86,811,560)
Other Operating Expenses	(285,193,414)	(105,504,991)	(73,296)	(5,578,374)	50,735	(396,299,340)
Loss on net monetary position	(692,019,044)	(129,557,877)	(6,065,467)	(23,673,188)	—	(851,315,576)
Operating Income	148,935,959	12,383,387	14,224,114	29,589,239	340,325	205,473,024
Share of profit from Associates and Joint Ventures	(1,374,074)	—	—	—	—	(1,374,074)
Income before Taxes from Continuing Operations	147,561,885	12,383,387	14,224,114	29,589,239	340,325	204,098,950
Income Tax from Continuing Operations	(19,580,911)	(6,088,306)	(6,699,798)	(20,472,481)	—	(52,841,496)
Net Income from Continuing Operations	127,980,974	6,295,081	7,524,316	9,116,758	340,325	151,257,454
Net Income for the Year	127,980,974	6,295,081	7,524,316	9,116,758	340,325	151,257,454
Other Comprehensive Income (Loss)	(3,516,138)	(44)	(56,869)	581,896	—	(2,991,155)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	124,464,836	6,295,037	7,467,419	9,698,654	340,325	148,266,271
Net Income for the Year Attributable to Non-controlling Interests	—	—	28	—	—	28

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.21
Net Income from interest	417,744,914	227,076,403	14,145,228	480,495	3,431,444	662,878,484
Net fee Income	255,306,200	168,107,624	—	(163,066)	(10,751,388)	412,499,370
Net Income from Financial Instruments measured at fair value through Profit or Loss	579,672,864	2,538,024	(9,166,643)	8,981,497	(2,055,661)	579,970,081
Income from Derecognition of Assets Measured at Amortized Cost	99,088	1,189	—	—	—	100,277
Exchange rate Differences on Foreign Currency	22,406,058	885,977	237,393	3,735,576	—	27,265,004
Other Operating Income	99,010,114	36,029,925	2,296,106	27,713,454	(9,613,987)	155,435,612
Insurance Business Result	—	—	25,782,326	—	18,802,510	44,584,836
Impairment Charge	(87,908,002)	(45,218,721)	(24,379)	—	—	(133,151,102)
Personnel Expenses	(189,101,103)	(75,406,262)	(9,795,221)	(7,428,760)	—	(281,731,346)
Administrative Expenses	(196,398,875)	(66,117,904)	(4,934,656)	(6,340,385)	852,450	(272,939,370)
Depreciation Expenses	(65,648,219)	(19,850,619)	(2,204,381)	(238,631)	—	(87,941,850)
Other Operating Expenses	(247,338,558)	(85,530,697)	(83,365)	(2,875,299)	44,427	(335,783,492)
Loss on net monetary position	(389,734,768)	(78,900,186)	(4,010,184)	(9,614,229)	—	(482,259,367)
Operating Income	198,109,713	63,614,753	12,242,224	14,250,652	709,795	288,927,137
Share of profit from Associates and Joint Ventures	(783,437)	—	—	—	—	(783,437)
Income before Taxes from Continuing Operations	197,326,276	63,614,753	12,242,224	14,250,652	709,795	288,143,700
Income Tax from Continuing Operations	(59,589,927)	(25,865,643)	(5,051,093)	(9,018,091)	—	(99,524,754)
Net Income from Continuing Operations	137,736,349	37,749,110	7,191,131	5,232,561	709,795	188,618,946
Net Income for the Year	137,736,349	37,749,110	7,191,131	5,232,561	709,795	188,618,946
Other Comprehensive Income (Loss)	456,243	(1,923)	74,588	(24,223)	—	504,685
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	138,192,592	37,747,187	7,265,719	5,208,338	709,795	189,123,631
Net Income for the Year Attributable to Non-controlling Interests	—	—	—	—	—	—

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
ASSETS
Cash and Due from Banks	1,923,492,910	19,499,608	4,505,913	81,312,001	(32,925,610)	1,995,884,822
Debt Securities at fair value through profit or loss	462,568,153	63,364,262	69,021,323	18,033,267	(14,192,140)	598,794,865
Derivative Financial Instruments	35,269,630	6,480,001	—	1,525	(6,460,870)	35,290,286
Repurchase Transactions	1,085,918,848	105,627,805	—	—	(21,381,414)	1,170,165,239
Other Financial Assets	122,736,808	6,528,263	15,484,688	43,226,200	(9,872,423)	178,103,536
Loans and Other Financing	2,231,642,390	910,598,989	—	4,343,533	(65,878,587)	3,080,706,325
Other Debt Securities	1,791,809,860	118,477,198	16,047,290	—	—	1,926,334,348
Financial Assets Pledged as Collateral	386,287,915	31,883,475	—	13,385,812	—	431,557,202
Current Income Tax Assets	—	—	1,945,136	100,751	—	2,045,887
Investments in Equity Instruments	6,897,267	—	113,495	2,626,756	—	9,637,518
Equity Investments in Associates and Joint Ventures	2,650,357	—	—	—	—	2,650,357
Property, Plant and Equipment	315,533,809	32,594,924	6,427,153	703,275	—	355,259,161
Intangible Assets	102,859,938	8,781,857	9,904,081	2,068,943	—	123,614,819
Deferred Income Tax Assets	130,619,812	29,379,013	28,101,866	1,652,818	—	189,753,509
Insurance Contract Assets	—	—	9,821,667	—	—	9,821,667
Reinsurance Contract Assets	—	—	28,616,023	—	—	28,616,023
Other Non-financial Assets	56,147,521	7,111,263	2,398,533	12,090,011	(8)	77,747,320
Non-current Assets Held for Sale	74,920	—	—	—	—	74,920
TOTAL ASSETS	8,654,510,138	1,340,326,658	192,387,168	179,544,892	(150,711,052)	10,216,057,804
LIABILITIES
Deposits	5,544,973,263	205,592,886	—	6,169	(42,792,375)	5,707,779,943
Liabilities at Fair Value Through Profit or Loss	49,485,078	—	—	—	—	49,485,078
Derivative Financial Instruments	18,699,617	—	—	—	(6,460,870)	12,238,747
Repurchase Transactions	23,346,266	21,381,414	—	—	(21,381,414)	23,346,266
Other Financial Liabilities	666,102,899	533,865,638	—	80,959,134	(7,598,375)	1,273,329,296
Financing Received from the Argentine Central Bank and Other Financial Institutions	43,517,158	151,641,933	—	547,744	(57,578,136)	138,128,699
Debt Securities	15,536,702	89,196,654	—	—	(12,017,844)	92,715,512
Current Income Tax Liabilities	236,104,364	9,946,179	8,939,382	17,410,620	—	272,400,545
Subordinated Debt Securities	207,787,189	—	—	—	(2,174,296)	205,612,893
Provisions	17,303,410	2,169,812	813,844	100,877	—	20,387,943
Deferred Income Tax Liabilities	—	—	12,952,332	4,403,004	—	17,355,336
Insurance Contracts Liabilities	—	—	105,704,654	—	(4,122)	105,700,532
Reinsurance Contracts Liabilities	—	—	2,163,638	—	—	2,163,638
Other Non-financial Liabilities	188,628,579	50,722,836	27,905,247	11,616,335	(703,620)	278,169,377
TOTAL LIABILITIES	7,011,484,525	1,064,517,352	158,479,097	115,043,883	(150,711,052)	8,198,813,805

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
ASSETS
Cash and Due from Banks	1,352,238,811	20,640,510	40,103	36,489,991	(15,722,561)	1,393,686,854
Debt Securities at fair value through profit or loss	2,465,120,440	624,871	362,600	13,719,057	(12,636,623)	2,467,190,345
Derivative Financial Instruments	10,361,046	3,867,035	—	—	(3,865,120)	10,362,961
Repurchase Transactions	326,075,813	67,669,329	—	—	(33,994,862)	359,750,280
Other Financial Assets	136,546,759	4,126,282	3,591,735	30,336,527	(161,060)	174,440,243
Loans and Other Financing	2,949,581,640	1,022,897,139	—	9,553,192	(110,405,186)	3,871,626,785
Other Debt Securities	1,091,174,800	23,135,122	18,999,342	9,673,861	(1,129,230)	1,141,853,895
Financial Assets Pledged as Collateral	311,693,475	159,017,265	—	2,948,796	—	473,659,536
Current Income Tax Assets	—	—	1,147,220	130,324	—	1,277,544
Investments in Equity Instruments	6,972,517	—	—	22	—	6,972,539
Equity Investments in Associates and Joint Ventures	2,076,371	—	—	—	—	2,076,371
Property, Plant and Equipment	317,642,825	37,401,257	5,178,335	452,996	—	360,675,413
Intangible Assets	107,513,800	10,290,005	229,258	1,899,423	—	119,932,486
Deferred Income Tax Assets	—	19,432,837	1,389,507	1,866,954	—	22,689,298
Insurance Contract Assets	—	—	3,495,903	—	—	3,495,903
Reinsurance Contract Assets	—	—	98,766	—	—	98,766
Other Non-financial Assets	46,733,979	19,558,131	595,963	11,495,019	—	78,383,092
Non-current Assets Held for Sale	3,896	—	—	—	—	3,896
TOTAL ASSETS	9,123,736,172	1,388,659,783	35,128,732	118,566,162	(177,914,642)	10,488,176,207
LIABILITIES
Deposits	6,609,022,940	83,996,986	—	160,254	(22,897,792)	6,670,282,388
Liabilities at Fair Value Through Profit or Loss	243,592	—	—	—	—	243,592
Derivative Financial Instruments	9,140,721	—	—	—	(3,865,121)	5,275,600
Repurchase transactions	—	33,994,862	—	—	(33,994,862)	—
Other Financial Liabilities	472,735,547	583,560,862	—	30,189,281	(233,462)	1,086,252,228
Financing Received from the Argentine Central Bank and Other Financial Institutions	32,759,770	186,902,377	—	—	(102,977,285)	116,684,862
Debt Securities	38,560,273	184,793,285	—	—	(13,765,853)	209,587,705
Current Income Tax Liabilities	9,721,726	3,624,016	3,944,915	10,113,007	—	27,403,664
Subordinated Debt Securities	141,394,653	—	—	—	—	141,394,653
Provisions	30,610,661	530,997	621,588	171,680	—	31,934,926
Deferred Income Tax Liabilities	16,332,680	—	388,195	3,104,558	—	19,825,433
Insurance Contracts Liabilities	—	—	4,081,691	—	(13,490)	4,068,201
Other Non-financial Liabilities	209,158,102	42,567,634	6,103,048	21,679,077	(166,777)	279,341,084
TOTAL LIABILITIES	7,569,680,665	1,119,971,019	15,139,437	65,417,857	(177,914,642)	8,592,294,336
The information by geographic segments as of the indicated dates is presented below:

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
Net Income from interest	1,730,412,598	—	(2,726,778)	1,727,685,820
Net fee Income	482,055,942	(553,541)	(10,071,566)	471,430,835
Net Income from Financial Instruments measured at fair value through Profit or Loss	268,610,079	385,418	4,902,244	273,897,741
Income from Derecognition of Assets Measured at Amortized Cost	42,107,041	—	—	42,107,041
Exchange rate Differences on Foreign Currency	612,413,410	159,695	—	612,573,105
Other Operating Income	388,991,665	266,453	(7,497,114)	381,761,004
Insurance Business Result	21,244,700	—	15,098,338	36,343,038
Impairment Charge	(190,682,814)	—	—	(190,682,814)
Personnel Expenses	(351,086,954)	(372,727)	—	(351,459,681)
Administrative Expenses	(295,505,737)	(544,029)	825,369	(295,224,397)
Depreciation Expenses	(84,269,572)	(9,016)	—	(84,278,588)
Other Operating Expenses	(565,565,032)	(3,029)	1,682	(565,566,379)
Loss on net monetary position	(1,517,933,224)	(573,381)	—	(1,518,506,605)
Operating Income	540,792,102	(1,244,157)	532,175	540,080,120
Share of profit from Associates and Joint Ventures	2,929,989	—	—	2,929,989
Income before Taxes from Continuing Operations	543,722,091	(1,244,157)	532,175	543,010,109
Income Tax from Continuing Operations	(205,840,481)	—	—	(205,840,481)
Net Income from Continuing Operations	337,881,610	(1,244,157)	532,175	337,169,628
Net Income for the Year	337,881,610	(1,244,157)	532,175	337,169,628
Other Comprehensive Income (Loss)	671,177	871,494	—	1,542,671
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	338,555,302	(372,663)	532,175	338,714,814
Net Income for the Year Attributable to Non-controlling Interests	(2,515)	—	—	(2,515)

	Argentina	Uruguay	Adjustments	Total as of 12.31.22
Net Income from interest	481,483,763	—	(6,536,244)	474,947,519
Net fee Income	431,461,941	(122,981)	(9,262,528)	422,076,432
Net Income from Financial Instruments measured at fair value through Profit or Loss	1,045,734,271	138,701	7,032,117	1,052,905,089
Income from Derecognition of Assets Measured at Amortized Cost	1,860,458	—	—	1,860,458
Exchange rate Differences on Foreign Currency	62,641,479	24,788	—	62,666,267
Other Operating Income	237,750,700	61,930	(8,029,042)	229,783,588
Insurance Business Result	24,639,180	—	15,435,857	40,075,037
Impairment Charge	(163,294,445)	—	—	(163,294,445)
Personnel Expenses	(301,507,773)	(219,630)	—	(301,727,403)
Administrative Expenses	(280,563,505)	(478,967)	1,649,430	(279,393,042)
Depreciation Expenses	(86,809,175)	(2,385)	—	(86,811,560)
Other Operating Expenses	(396,348,879)	(1,196)	50,735	(396,299,340)
Loss on net monetary position	(851,092,178)	(223,398)	—	(851,315,576)
Operating Income	205,955,837	(823,138)	340,325	205,473,024
Share of profit from Associates and Joint Ventures	(1,374,074)	—	—	(1,374,074)
Income before Taxes from Continuing Operations	204,581,763	(823,138)	340,325	204,098,950
Income Tax from Continuing Operations	(52,841,496)	—	—	(52,841,496)
Net Income from Continuing Operations	151,740,267	(823,138)	340,325	151,257,454
Net Income for the Year	151,740,267	(823,138)	340,325	151,257,454
Other Comprehensive Income (Loss)	(3,573,051)	581,896	—	(2,991,155)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	148,167,188	(241,242)	340,325	148,266,271
Net Income for the Year Attributable to Non-controlling Interests	28	—	—	28

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
ASSETS
Cash and Due from Banks	2,027,953,634	856,798	(32,925,610)	1,995,884,822
Debt Securities at fair value through profit or loss	612,987,005	—	(14,192,140)	598,794,865
Derivative Financial Instruments	41,749,631	1,525	(6,460,870)	35,290,286
Repurchase Transactions	1,191,546,653	—	(21,381,414)	1,170,165,239
Other Financial Assets	187,975,959	—	(9,872,423)	178,103,536
Loans and Other Financing	3,146,574,476	10,436	(65,878,587)	3,080,706,325
Other Debt Securities	1,926,334,348	—	—	1,926,334,348
Financial Assets Pledged as Collateral	430,895,166	662,036	—	431,557,202
Current Income Tax Assets	2,045,887	—	—	2,045,887
Investments in Equity Instruments	9,637,518	—	—	9,637,518
Equity Investments in Associates and Joint Ventures	2,650,357	—	—	2,650,357
Property, Plant and Equipment	354,991,354	267,807	—	355,259,161
Intangible Assets	123,613,994	825	—	123,614,819
Deferred Income Tax Assets	189,753,509	—	—	189,753,509
Insurance Contract Assets	9,821,667	—	—	9,821,667
Reinsurance Contract Assets	28,616,023	—	—	28,616,023
Other Non-financial Assets	77,737,191	10,137	(8)	77,747,320
Non-current Assets Held for Sale	74,920	—	—	74,920
TOTAL ASSETS	10,364,959,292	1,809,564	(150,711,052)	10,216,057,804
LIABILITIES
Deposits	5,750,572,318	—	(42,792,375)	5,707,779,943
Liabilities at Fair Value Through Profit or Loss	49,485,078	—	—	49,485,078
Derivative Financial Instruments	18,699,617	—	(6,460,870)	12,238,747
Repurchase Transactions	44,727,680	—	(21,381,414)	23,346,266
Other Financial Liabilities	1,280,666,786	260,885	(7,598,375)	1,273,329,296
Financing Received from the Argentine Central Bank and Other Financial Institutions	195,706,835	—	(57,578,136)	138,128,699
Debt Securities	104,733,356	—	(12,017,844)	92,715,512
Current Income Tax Liabilities	272,400,545	—	—	272,400,545
Subordinated Debt Securities	207,787,189	—	(2,174,296)	205,612,893
Provisions	20,387,943	—	—	20,387,943
Deferred Income Tax Liabilities	17,355,336	—	—	17,355,336
Insurance Contracts Liabilities	105,704,654	—	(4,122)	105,700,532
Reinsurance Contracts Liabilities	2,163,638	—	—	2,163,638
Other Non-financial Liabilities	278,025,755	847,242	(703,620)	278,169,377
TOTAL LIABILITIES	8,348,416,730	1,108,127	(150,711,052)	8,198,813,805

	Argentina	Uruguay	Adjustments	Total as of 12.31.22
Cash and Due from Banks	1,397,795,946	11,613,469	(15,722,561)	1,393,686,854
Debt Securities at fair value through profit or loss	2,478,779,243	1,047,725	(12,636,623)	2,467,190,345
Derivative Financial Instruments	14,228,081	—	(3,865,120)	10,362,961
Repurchase Transactions	393,745,142	—	(33,994,862)	359,750,280
Other Financial Assets	174,601,303	—	(161,060)	174,440,243
Loans and Other Financing	3,982,031,607	364	(110,405,186)	3,871,626,785
Other Debt Securities	1,142,983,125	—	(1,129,230)	1,141,853,895
Financial Assets Pledged as Collateral	473,107,585	551,951	—	473,659,536
Current Income Tax Assets	1,277,544	—	—	1,277,544
Investments in Equity Instruments	6,972,539	—	—	6,972,539
Equity Investments in Associates and Joint Ventures	2,076,371	—	—	2,076,371
Property, Plant and Equipment	360,669,210	6,203	—	360,675,413
Intangible Assets	119,930,562	1,924	—	119,932,486
Deferred Income Tax Assets	22,689,298	—	—	22,689,298
Insurance Contract Assets	3,495,903	—	—	3,495,903
Reinsurance Contract Assets	98,766	—	—	98,766
Other Non-financial Assets	78,379,231	3,861	—	78,383,092
Non-current Assets Held for Sale	3,896	—	—	3,896
TOTAL ASSETS	10,652,865,352	13,225,497	(177,914,642)	10,488,176,207
Deposits	6,693,180,180	—	(22,897,792)	6,670,282,388
Liabilities at Fair Value Through Profit or Loss	243,592	—	—	243,592
Derivative Financial Instruments	9,140,720	—	(3,865,120)	5,275,600
Repurchase Transactions	33,994,862	—	(33,994,862)	—
Other Financial Liabilities	1,074,560,291	11,925,399	(233,462)	1,086,252,228
Financing Received from the Argentine Central Bank and Other Financial Institutions	219,662,147	—	(102,977,285)	116,684,862
Debt Securities	223,353,558	—	(13,765,853)	209,587,705
Current Income Tax Liabilities	27,403,664	—	—	27,403,664
Subordinated Debt Securities	141,394,653	—	—	141,394,653
Provisions	31,934,926	—	—	31,934,926
Deferred Income Tax Liabilities	19,825,433	—	—	19,825,433
Insurance Contracts Liabilities	4,081,691	—	(13,490)	4,068,201
Other Non-financial Liabilities	278,485,993	1,021,869	(166,778)	279,341,084
TOTAL LIABILITIES	8,757,261,710	12,947,268	(177,914,642)	8,592,294,336